CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net income	$ 546,045	$ 535,742	$ 372,996
Other comprehensive income (loss):
Change in foreign currency translation adjustments	(25,500)	51,320	177,957
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	725,969	599,878	838,795
Total comprehensive income (loss)	$ 1,272,014	$ 1,135,620	$ 1,211,791